Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) kr in Millions	3 Months Ended
Mar. 31, 2018 SEK (kr)
Financial assets and liabilities at fair value
Transfer from Level 1 to 2 of financial assets	kr 0
Transfer from Level 2 to 1 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	kr 0